Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.29%
Aerospace & Defense–0.95%
L3Harris Technologies, Inc.	135,454	$23,005,507
Apparel Retail–1.36%
Ross Stores, Inc.	352,498	32,895,113
Application Software–4.14%
Manhattan Associates, Inc.(b)	337,038	32,183,759
Q2 Holdings, Inc.(b)	131,515	12,002,059
Synopsys, Inc.(b)	262,243	56,114,757
		100,300,575
Asset Management & Custody Banks–1.82%
Northern Trust Corp.	564,664	44,026,852
Auto Parts & Equipment–1.40%
Visteon Corp.(b)	490,674	33,964,454
Automotive Retail–1.67%
Advance Auto Parts, Inc.	263,802	40,493,607
Biotechnology–2.35%
Neurocrine Biosciences, Inc.(b)	270,794	26,039,551
Seattle Genetics, Inc.(b)	157,475	30,816,283
		56,855,834
Building Products–1.66%
Trane Technologies PLC	331,095	40,145,269
Cable & Satellite–2.05%
Liberty Broadband Corp., Class C(b)	347,911	49,706,045
Communications Equipment–1.65%
Motorola Solutions, Inc.	254,763	39,949,386
Construction Materials–1.54%
Vulcan Materials Co.	276,181	37,433,573
Data Processing & Outsourced Services–2.53%
Fiserv, Inc.(b)	596,050	61,422,952
Distillers & Vintners–1.40%
Constellation Brands, Inc., Class A	179,609	34,037,702
Diversified Chemicals–1.72%
Eastman Chemical Co.	532,878	41,628,429
Diversified Support Services–1.31%
Cintas Corp.	95,175	31,677,095
Electric Utilities–0.92%
Eversource Energy	265,903	22,216,196
Electrical Components & Equipment–0.59%
Hubbell, Inc.	103,812	14,205,634
Electronic Equipment & Instruments–2.14%
Keysight Technologies, Inc.(b)	524,188	51,779,291
Environmental & Facilities Services–2.50%
Republic Services, Inc.	648,678	60,554,091
Shares		Value
Financial Exchanges & Data–2.56%
Intercontinental Exchange, Inc.	335,438	$33,560,572
Tradeweb Markets, Inc., Class A	490,532	28,450,856
		62,011,428
Gas Utilities–1.44%
Atmos Energy Corp.	225,504	21,555,927
Southwest Gas Holdings, Inc.	212,085	13,382,564
		34,938,491
General Merchandise Stores–1.87%
Target Corp.	287,592	45,272,733
Gold–0.52%
Franco-Nevada Corp. (Canada)	90,223	12,593,326
Health Care Equipment–4.81%
Boston Scientific Corp.(b)	783,617	29,942,006
Hill-Rom Holdings, Inc.	357,550	29,859,000
STERIS PLC	106,536	18,770,578
Teleflex, Inc.	111,684	38,019,467
		116,591,051
Health Care Facilities–1.31%
HCA Healthcare, Inc.(b)	254,881	31,778,563
Health Care Services–2.28%
Guardant Health, Inc.(b)	133,985	14,976,843
LHC Group, Inc.(b)	189,857	40,356,004
		55,332,847
Health Care Technology–0.27%
American Well Corp., Class A(b)	220,113	6,524,149
Homebuilding–1.60%
D.R. Horton, Inc.	514,409	38,904,753
Human Resource & Employment Services–1.28%
Korn Ferry	1,066,941	30,941,289
Hypermarkets & Super Centers–1.66%
BJ’s Wholesale Club Holdings, Inc.(b)	968,539	40,242,795
Industrial Machinery–3.30%
Evoqua Water Technologies Corp.(b)	611,351	12,972,868
ITT, Inc.	469,715	27,736,671
Stanley Black & Decker, Inc.	242,017	39,255,157
		79,964,696
Industrial REITs–1.91%
Prologis, Inc.	461,243	46,410,271
Insurance Brokers–1.56%
Arthur J. Gallagher & Co.	358,629	37,864,050
Interactive Home Entertainment–1.42%
Zynga, Inc., Class A(b)	3,785,993	34,528,256
Interactive Media & Services–0.62%
Snap, Inc., Class A(b)	573,096	14,963,537

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
IT Consulting & Other Services–4.56%
Amdocs Ltd.	521,907	$29,962,681
CACI International, Inc., Class A(b)	233,869	49,851,516
KBR, Inc.	1,374,416	30,731,942
		110,546,139
Leisure Products–0.51%
Peloton Interactive, Inc., Class A(b)	125,336	12,438,345
Managed Health Care–0.94%
Humana, Inc.	55,098	22,804,511
Metal & Glass Containers–0.80%
Silgan Holdings, Inc.	528,871	19,446,587
Multi-Utilities–3.63%
CMS Energy Corp.	395,092	24,262,600
Consolidated Edison, Inc.	402,548	31,318,234
Public Service Enterprise Group, Inc.	589,175	32,351,599
		87,932,433
Office REITs–1.86%
Alexandria Real Estate Equities, Inc.	282,219	45,155,040
Oil & Gas Equipment & Services–0.64%
Schlumberger Ltd.	996,257	15,501,759
Oil & Gas Refining & Marketing–0.73%
Valero Energy Corp.	410,315	17,774,846
Oil & Gas Storage & Transportation–2.04%
Magellan Midstream Partners L.P.	1,008,933	34,505,508
Shell Midstream Partners L.P.	1,571,567	14,867,024
		49,372,532
Packaged Foods & Meats–1.27%
Conagra Brands, Inc.	862,842	30,812,088
Pharmaceuticals–1.43%
Catalent, Inc.(b)	405,615	34,744,981
Railroads–1.50%
Canadian Pacific Railway Ltd. (Canada)	119,411	36,352,291
Regional Banks–3.80%
PNC Financial Services Group, Inc. (The)	335,272	36,849,746
SVB Financial Group(b)	138,831	33,405,515
TCF Financial Corp.	931,415	21,757,854
		92,013,115
Shares		Value
Residential REITs–1.12%
American Homes 4 Rent, Class A	956,945	$27,253,794
Restaurants–1.19%
Wendy’s Co. (The)	1,288,608	28,729,515
Semiconductor Equipment–2.71%
KLA Corp.	176,887	34,270,087
MKS Instruments, Inc.	287,803	31,436,722
		65,706,809
Semiconductors–1.29%
Analog Devices, Inc.	268,113	31,299,512
Soft Drinks–1.12%
Coca-Cola European Partners PLC (United Kingdom)	697,742	27,079,367
Specialized REITs–2.66%
Equinix, Inc.	28,877	21,950,274
Lamar Advertising Co., Class A	641,362	42,438,923
		64,389,197
Specialty Stores–1.47%
Tractor Supply Co.	247,952	35,541,440
Thrifts & Mortgage Finance–0.68%
Rocket Cos., Inc., Class A(b)	823,636	16,415,065
Trading Companies & Distributors–1.23%
Fastenal Co.	660,670	29,789,610
Total Common Stocks & Other Equity Interests (Cost $2,056,483,301)		2,406,258,816
Money Market Funds–0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	1,567,305	1,567,305
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	1,118,504	1,119,064
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	1,791,206	1,791,206
Total Money Market Funds (Cost $4,477,601)		4,477,575
TOTAL INVESTMENTS IN SECURITIES–99.47% (Cost $2,060,960,902)		2,410,736,391
OTHER ASSETS LESS LIABILITIES—0.53%		12,759,433
NET ASSETS–100.00%		$2,423,495,824
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,429,689	$288,111,626	$(298,974,010)	$-	$-	$1,567,305	$91,401
Invesco Liquid Assets Portfolio, Institutional Class	-	47,147,893	(46,028,529)	(26)	(274)	1,119,064	5,521
Invesco Treasury Portfolio, Institutional Class	-	74,816,054	(73,024,848)	-	-	1,791,206	2,043
Total	$12,429,689	$410,075,573	$(418,027,387)	$(26)	$(274)	$4,477,575	$98,965

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Main Street Mid Cap Fund®